CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Equity Attributable to the Company	Common Stock	Additional paid-in Capital	Net Parent Investment	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests
Shares beginning balance (shares) at Dec. 29, 2019			0
Balances, beginning balance at Dec. 29, 2019	$ 367,523	$ 362,219	$ 0	$ 0	$ 369,837	$ 0	$ (7,618)	$ 5,304
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(141,012)	(142,631)			(134,190)	(8,441)		1,619
Distribution to noncontrolling interests	(278)							(278)
Recognition of share-based compensation	2,082	2,082		2,082
Other comprehensive loss	(2,773)	(2,773)					(2,773)
Issuance of common stock, net of issuance cost (shares)			8,930,000
Issuance of physical delivery forwards (shares)			3,797,000
Issuance of common stock, net of issuance cost	297,541	297,541		297,541
Issuance of Physical Delivery Forward	58,466	58,466		58,466
Reclassification of Physical Delivery Forward	(64,089)	(64,089)		(64,089)
Issuance of convertible debt, net of issuance cost	52,189	52,189		52,189
Conversion of Net parent investment into common stock, net of issuance cost (shares)			21,268,000
Conversion of Net parent investment into common stock, net of issuance cost	(776)	(776)		105,285	(106,061)
Net parent distribution	(129,586)	(129,586)			(129,586)
Shares ending balance (shares) at Jan. 03, 2021			33,995,000
Balances, ending balance at Jan. 03, 2021	439,287	432,642	$ 0	451,474	0	(8,441)	(10,391)	6,645
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(255,746)	(254,520)				(254,520)		(1,226)
Issuance of common stock for stock-based compensation, net of tax withheld (shares)			336,000
Issuance of common stock for stock-based compensation, net of tax withheld	(4,245)	(4,245)		(4,245)
Recognition of share-based compensation	7,348	7,348		7,348
Other comprehensive loss	(1,453)	(1,453)					(1,453)
Issuance of common stock, net of issuance cost (shares)			9,916,000
Issuance of common stock, net of issuance cost	$ 169,684	169,684		169,684
Shares ending balance (shares) at Jan. 02, 2022	44,246,603		44,247,000
Balances, ending balance at Jan. 02, 2022	$ 354,875	349,456	$ 0	624,261	0	(262,961)	(11,844)	5,419
Increase (Decrease) in Stockholders' Equity
Effect of adoption of ASU 2020-06 | Accounting Standards Update 2020-06	(42,066)			(52,188)		10,122
Net (loss) income	(267,146)	(267,424)				(267,424)		278
Issuance of common stock for stock-based compensation, net of tax withheld (shares)			786,000
Issuance of common stock for stock-based compensation, net of tax withheld	(257)	(257)		(257)
Distribution to noncontrolling interests	(64)							(64)
Recognition of share-based compensation	12,992	12,992		12,992
Other comprehensive loss	$ (10,264)	(10,264)					(10,264)
Shares ending balance (shares) at Jan. 01, 2023	44,246,603		45,033,000
Balances, ending balance at Jan. 01, 2023	$ 48,070	$ 42,437	$ 0	$ 584,808	$ 0	$ (520,263)	$ (22,108)	$ 5,633